GENERAL (Tables)	12 Months Ended
Dec. 31, 2012
Business Acquisition [Line Items]
Pro Forma Condensed Results of Operations
Total Consolidated
Year ended December 31, 2010

Revenues	$304,021

Net income	$43,600

Basic net earnings per share	$1.08

Diluted net earnings per share	$1.04

Raysat Antenna Systems [Member]
Business Acquisition [Line Items]
Schedule of Estimated Fair Values of Assets Acquired and Liabilities Assumed in Business Acquisition
Cash	$1,396
Other current assets	3,140
Non-current assets	2,144
Property and equipment	3,147
Intangible assets:
Technology	7,963
Customer relationships	1,279
Backlog	91
In-process research and development	445
Goodwill	20,162
Current liabilities	(7,867)
Long-term liabilities	(3,437)

Net assets acquired	$28,463

Wavestream Corporation [Member]
Business Acquisition [Line Items]
Schedule of Estimated Fair Values of Assets Acquired and Liabilities Assumed in Business Acquisition
Cash	$5,873
Other current assets	18,425
Non-current assets	355
Property and equipment	3,513
Intangible assets:
Technology	40,040
Customer relationships	3,187
Backlog	341
Goodwill *)	85,485
Current liabilities	(13,609)
Long-term liabilities **)	(9,098)

Net assets acquired	$134,512

*)	In 2011 the goodwill amount was adjusted by $ 435 as a result of a working capital adjustment
**)	Mainly attributed to deferred tax liabilities.

Cicat Networks Inc [Member]
Business Acquisition [Line Items]
Schedule of Estimated Fair Values of Assets Acquired and Liabilities Assumed in Business Acquisition

Cash	$134
Other current assets	1,301
Non-current assets	209
Property and equipment	42
Intangible assets:
Customer relationships	626
Backlog	94
Goodwill	1,890
Current liabilities	(1,075)
Long-term liabilities	(398)

Net assets acquired	$2,823